As filed with the Securities and Exchange Commission on Noevmber 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
811 East Wisconsin Avenue, 8th Floor
Milwaukee, Wisconsin 53202
 (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 287-3101

Date of fiscal year end:  June 30, 2019

Date of reporting period:  September 30, 2018

Item 1. Schedules of Investments.

Hood River Small-Cap Growth Fund
Schedule of Investments
September 30, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.4%
COMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc. (a)	33,305	$1,784,149

Wireless Telecommunication Services - 1.7%
Boingo Wireless, Inc. (a)	280,661	9,795,069
TOTAL COMMUNICATION SERVICES (Cost $6,806,832)		11,579,218

CONSUMER DISCRETIONARY - 10.5%
Auto Components - 0.4%
LCI Industries	27,649	2,289,337

Diversified Consumer Services - 2.0%
Chegg, Inc. (a)	163,449	4,646,855
Grand Canyon Education, Inc. (a)	61,382	6,923,890
		11,570,745
Hotels, Restaurants & Leisure - 5.3%
Eldorado Resorts, Inc. (a)	356,946	17,347,576
Fiesta Restaurant Group, Inc. (a)	151,481	4,052,117
Penn National Gaming, Inc. (a)	189,629	6,242,587
PlayAGS, Inc. (a)	117,399	3,459,748
		31,102,028
Household Durables - 0.5%
GoPro, Inc. (a)(d)	403,300	2,903,760

Leisure Products - 1.1%
Malibu Boats, Inc. (a)	116,729	6,387,411

Specialty Retail - 1.2%
The Children's Place, Inc.	29,770	3,804,606
Zumiez, Inc. (a)	137,087	3,612,242
		7,416,848
TOTAL CONSUMER DISCRETIONARY (Cost $46,637,467)		61,670,129

CONSUMER STAPLES - 1.2%
Food & Staples Retailing - 0.1%
United Natural Foods, Inc. (a)	12,385	370,931

Food Products - 0.4%
Freshpet, Inc. (a)	76,943	2,823,808

Personal Products - 0.7%
Medifast, Inc.	18,240	4,041,072
TOTAL CONSUMER STAPLES (Cost $5,437,365)		7,235,811

ENERGY - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Amyris, Inc. (a)(d)	380,785	3,023,433
Carrizo Oil & Gas, Inc. (a)	326,605	8,230,446
		11,253,879
TOTAL ENERGY (Cost $11,408,271)		11,253,879

FINANCIALS - 5.9%
Banks - 2.5%
Webster Financial Corp.	103,293	6,090,155
Western Alliance Bancorp (a)	152,074	8,651,490
		14,741,645
Consumer Finance - 1.9%
Curo Group Holdings Corp. (a)	186,836	5,648,052
FirstCash, Inc.	67,022	5,495,804
		11,143,856

Insurance - 1.5%
Kinsale Capital Group, Inc.	135,439	8,649,135
TOTAL FINANCIALS (Cost $28,336,801)		34,534,636

HEALTH CARE - 26.3%
Biotechnology - 5.7%
Agios Pharmaceuticals, Inc. (a)	35,769	2,758,505
Amarin Corp. PLC - ADR (a)(c)(d)	261,808	4,259,616
Ligand Pharmaceuticals, Inc. (a)	54,502	14,960,254
MacroGenics, Inc. (a)	173,520	3,720,269
Sage Therapeutics, Inc. (a)	35,143	4,963,949
Ultragenyx Pharmaceutical, Inc. (a)	33,850	2,584,109
		33,246,702
Health Care Equipment & Supplies - 6.1%
CONMED Corp.	89,430	7,084,645
Integra LifeSciences Holdings Corp. (a)	45,651	3,007,031
NuVasive, Inc. (a)	223,734	15,880,639
Orthofix Medical, Inc. (a)	12,671	732,510
Tandem Diabetes Care, Inc. (a)	113,500	4,862,340
Wright Medical Group NV (a)(c)	149,578	4,340,754
		35,907,919
Health Care Providers & Services - 7.3%
BioTelemetry, Inc. (a)	286,552	18,468,276
LHC Group, Inc. (a)	74,877	7,711,582
Select Medical Holdings Corp. (a)	362,855	6,676,532
WellCare Health Plans, Inc. (a)(d)	31,158	9,985,828
		42,842,218
Health Care Technology - 4.0%
Tabula Rasa HealthCare, Inc. (a)	98,729	8,015,808
Teladoc Health, Inc. (a)(d)	131,963	11,395,005
Vocera Communications, Inc. (a)	115,976	4,242,402
		23,653,215
Life Sciences Tools & Services - 3.2%
Charles River Laboratories International, Inc. (a)(d)	67,780	9,119,121
PRA Health Sciences, Inc. (a)	85,603	9,432,595
		18,551,716
TOTAL HEALTH CARE (Cost $101,998,863)		154,201,770

INDUSTRIALS - 22.9%
Aerospace & Defense - 1.2%
Hexcel Corp.	107,778	7,226,515

Air Freight & Logistics - 1.4%
Atlas Air Worldwide Holdings, Inc. (a)	120,700	7,694,625
Echo Global Logistics, Inc. (a)	19,601	606,651
		8,301,276
Building Products - 1.3%
Patrick Industries, Inc. (a)	69,267	4,100,606
PGT Innovations, Inc. (a)	178,174	3,848,559
		7,949,165
Commercial Services & Supplies - 1.7%
Clean Harbors, Inc. (a)	140,075	10,026,568

Construction & Engineering - 3.3%
MasTec, Inc. (a)	325,508	14,533,932
Quanta Services, Inc. (a)	140,864	4,702,040
		19,235,972
Electrical Equipment - 1.6%
TPI Composites, Inc. (a)	330,681	9,440,943

Machinery - 4.3%
Chart Industries, Inc. (a)(d)	85,235	6,676,458
Harsco Corp. (a)	485,502	13,861,082
Westport Fuel Systems, Inc. (a)(c)(d)	1,518,071	4,554,213
		25,091,753

Professional Services - 3.8%
ASGN, Inc. (a)	77,822	6,142,490
CoStar Group, Inc. (a)	12,057	5,074,068
Korn/Ferry International	118,861	5,852,716
TrueBlue, Inc. (a)	205,908	5,363,903
		22,433,177
Road & Rail - 3.0%
Knight-Swift Transportation Holdings, Inc.	361,025	12,448,142
Old Dominion Freight Line, Inc.	30,386	4,900,046
		17,348,188
Trading Companies & Distributors - 1.3%
DXP Enterprises, Inc. (a)	110,010	4,408,101
H&E Equipment Services, Inc.	80,613	3,045,559
		7,453,660
TOTAL INDUSTRIALS (Cost $112,900,797)		134,507,217

INFORMATION TECHNOLOGY - 25.7%
Communications Equipment - 2.4%
Lumentum Holdings, Inc. (a)	218,914	13,123,894
Resonant, Inc. (a)(d)	323,956	1,315,262
		14,439,156
Electronic Equipment, Instruments & Components - 0.6%
Electro Scientific Industries, Inc. (a)	192,922	3,366,489

IT Services - 4.6%
Carbonite, Inc. (a)	68,411	2,438,852
Euronet Worldwide, Inc. (a)	82,377	8,255,823
GreenSky, Inc. (a)	294,372	5,298,696
Limelight Networks, Inc. (a)	1,198,088	6,014,402
WNS Holdings Ltd. - ADR (a)(c)	100,434	5,097,025
		27,104,798
Semiconductors & Semiconductor Equipment - 5.0%
Advanced Micro Devices, Inc. (a)	66,760	2,062,216
AXT, Inc. (a)	139,633	998,376
Cohu, Inc.	92,550	2,323,005
Integrated Device Technology, Inc. (a)	223,164	10,490,940
MagnaChip Semiconductor Corp. (a)(d)	523,956	5,187,164
MaxLinear, Inc. (a)	264,503	5,258,320
Xcerra Corp. (a)	200,973	2,867,885
		29,187,906
Software - 11.9%
ACI Worldwide, Inc. (a)	207,474	5,838,318
Bottomline Technologies DE, Inc. (a)	151,116	10,987,644
CyberArk Software Ltd. (a)(c)	101,835	8,130,506
Digimarc Corp. (a)(d)	152,287	4,789,426
Ebix, Inc. (d)	41,798	3,308,312
Everbridge, Inc. (a)	81,721	4,710,399
Five9, Inc. (a)(d)	161,097	7,038,328
Globant SA (a)(c)	157,502	9,291,043
Paylocity Holding Corp. (a)	58,838	4,725,868
Rapid7, Inc. (a)	114,953	4,244,065
SendGrid, Inc. (a)(d)	177,162	6,517,790
		69,581,699
Technology Hardware, Storage & Peripherals - 1.2%
Super Micro Computer, Inc. (a)	336,718	6,939,758
TOTAL INFORMATION TECHNOLOGY (Cost $125,011,470)		150,619,806
TOTAL COMMON STOCKS (Cost $438,537,866)		565,602,466

REITS - 0.8%
Tier REIT, Inc.	203,721	4,909,676
TOTAL REITS (Cost $4,202,345)		4,909,676

SHORT-TERM INVESTMENTS - 2.9%
MONEY MARKET FUNDS - 2.9%
First American Treasury Obligations Fund, Class Z, 1.96% (b)	16,831,047	16,831,047
TOTAL SHORT-TERM INVESTMENTS (Cost $16,831,047)		16,831,047

INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING - 2.9%
First American Government Obligations Fund, Class Z, 1.98% (b)	17,152,470	17,152,470
TOTAL INVESTMENTS PURCHASED WITH CASH PROCEEDS FROM SECURITIES LENDING (Cost 17,152,470)		17,152,470
TOTAL INVESTMENTS (Cost $476,723,728) - 103.0%		604,495,659
Liabilities in Excess of Other Assets - (3.0)%		(17,856,389)
TOTAL NET ASSETS - 100.0%		$586,639,270

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)	The rate shown represents the fund's 7-day yield as of September 30, 2018.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)
This security or a portion of this security was out on loan at September 30, 2018.  As of September 30, 2018, the total value of loaned securities was $16,973,340 or 2.9% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P").
GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River
Capital Management LLC.

Summary of Fair Value Measurements at September 30, 2018 (Unaudited)

    The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 -	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 -
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 -
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the
Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis.

    Equity Securities - Equity securities, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price ("NOCP").  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.
Over-the-counter securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market.
Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

    Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company's service agent and will be classified in Level 1 of the fair value hierarchy.

    Short-Term Debt Securities – Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service. Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

   The Board of Trustees ("Board") has delegated day-to-day valuation issues to a Valuation Committee of Manager Directed Portfolios (the "Trust")
which is comprised of officers of the Trust as well as an interested trustee of the Trust.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the fair valuation hierarchy of the Fund's securities as of September 30, 2018:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$11,579,218	$-	$-	$11,579,218
Consumer Discretionary	61,670,129	-	-	61,670,129
Consumer Staples	7,235,811	-	-	7,235,811
Energy	11,253,879	-	-	11,253,879
Financials	34,534,636	-	-	34,534,636
Health Care	154,201,770	-	-	154,201,770
Industrials	134,507,217	-	-	134,507,217
Information Technology	150,619,806	-	-	150,619,806
Total Common Stocks	565,602,466	-	-	565,602,466
REITs	4,909,676	-	-	4,909,676
Short-Term Investments	16,831,047	-	-	16,831,047
Investments Purchased with Cash Proceeds from Securities Lending	17,152,470	-	-	17,152,470
Total Investments in Securities	$604,495,659	$-	$-	$604,495,659

Refer to the Fund's Schedule of Investments for a detailed breakout of securities by industry classification.

Level 3 Reconciliation Disclosure
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Rights, at Value
Balance as of June 30, 2018	$0
Purchases	-
(Sales proceeds and/or rights exercised)	(105,628)
Accrued discounts/premiums, net	-
Realized gain/(loss)	105,628
Change in unrealized appreciation/(depreciation)	-
Transfer in and/or (out) of Level 3	-
Balance as of September 30, 2018	$0

Change in unrealized appreciation/depreciation during the period for
Level 3 investments held at September 30, 2018	$ -

Secured Borrowings

  The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund's securities lending agent.

  U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.
  The Fund may lend securities pursuant to agreements that require the loans to be secured by collateral consisting of cash, securities of the U.S.
Government or it agencies, or any combination of cash and such securities.  At that time of loans, the collateral value should at least be equal to 102% of domestic securities and 105% of foreign securities.  The value of loaned securities will then be marked-to-market daily and the
collateral will be continuously secured by collateral equal to 100% of the market value of the loaned securities.   Such loans will not be made if,
as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund's total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of September 30, 2018, the Fund had loaned securities that were collateralized by cash. The cash collateral received was invested in securities as listed in the Fund's Schedule of Investments.

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions
Overnight and Continuous	Asset Class out on Loan	Investments Purchased with Cash Proceeds from Securities Lending	Collateral Pledged (From) Counterparty^	Net Exposure
Hood River Small-Cap Growth Fund	Common Stock	$ 17,152,470	$ 17,152,470	$ -

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan. Refer to the
Fund's Schedule of Investments for details on the securities out on loan.

Item 2. Controls and Procedures.

(a)
The Registrant's President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                     11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Douglas J. Neilson
                                              Douglas J. Neilson, President

Date                                     11/19/2018

By (Signature and Title)* /s/ Matthew J. McVoy
                                              Matthew J. McVoy, Treasurer

Date                                     11/19/2018

* Print the name and title of each signing officer under his or her signature.